Employee Incentive Plans	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Employee Incentive Plans
Employee Incentive Plans
(a) Long-Term Incentive Plans
The Partnership and ENLC each have similar unit or unit-based payment plans for employees, which are described below. Unit-based compensation associated with ENLC's compensation plan awarded to officers and employees of the Partnership are recorded by the Partnership since ENLC has no substantial or managed operating activities other than its interests in the Partnership and Midstream Holdings. Amounts recognized in the consolidated financial statements with respect to these plans are as follows (in millions):

	Year Ended December 31,
	2014	2013	2012
Cost of unit-based compensation allocated to Predecessor general and administrative expense (1)	$2.8	$12.8	$12.8
Cost of unit-based compensation charged to general and administrative expense	16.7	—	—
Cost of unit-based compensation charged to operating expense	2.7	—	—
Total amount charged to income	$22.2	$12.8	$12.8

(1)	Unit-based compensation expense was treated as a contribution by the Predecessor in the Consolidated Statement of Changes in Partners' Equity.
The Partnership accounts for unit-based compensation in accordance with FASB ASC 718, which requires that compensation related to all unit-based awards, including unit options, be recognized in the consolidated financial statements. On March 7, 2014, the General Partner amended and restated the amended and restated EnLink Midstream GP, LLC Long-Term Incentive Plan (the “Plan”) (formerly the Crosstex Energy GP, LLC Long-Term Incentive Plan). Amendments to the Plan included a change in name and other technical amendments. The Plan provides for the issuance of up to 9,070,000 awards.
(b) Restricted Incentive Units
The restricted incentive units are valued at their fair value at the date of grant which is equal to the market value of common units on such date. A summary of the restricted incentive unit activity for the year ended December 31, 2014 is provided below:

EnLink Midstream Partners, LP Restricted Incentive Units:	Number of Units	Weighted Average Grant-Date Fair Value
Non-vested, beginning of period	—	$—
Assumed in business combination	371,225	30.51
Granted	768,989	31.47
Vested*	(62,428)	29.40
Forfeited	(55,595)	31.35
Non-vested, end of period	1,022,191	$31.25
Aggregate intrinsic value, end of period (in millions)	$29.7
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*	Vested units include 24,314 units withheld for payroll taxes paid on behalf of employees.
Restricted incentive units assumed in the business combination were valued as of March 7, 2014, will vest at the end of two years. These units are included in the restricted incentive units outstanding and the current unit-based compensation cost calculations as of December 31, 2014. The Partnership issued restricted incentive units in 2014 to officers and other employees. These restricted incentive units typically vest at the end of three years.
A summary of the restricted incentive units' aggregate intrinsic value (market value at vesting date) and fair value of units vested (market value at date of grant) during the year ended December 31, 2014 are provided below (in millions):

Year Ended December 31,
EnLink Midstream Partners, LP Restricted Incentive Units:	2014
Aggregate intrinsic value of units vested	$1.8
Fair value of units vested	$1.9

As of December 31, 2014, there was $20.1 million of unrecognized compensation cost related to Partnership non-vested restricted incentive units. That cost is expected to be recognized over a weighted-average period of 1.9 years.
(c) Unit Options
During the year ended December 31, 2014, 37,432 unit options of the Partnership were exercised with an intrinsic value of $0.8 million. As of December 31, 2014, all unit options were fully vested and fully expensed.
(d) EnLink Midstream, LLC’s Restricted Incentive Units
On February 5, 2014, ENLC's sole unitholder at the time, EnLink Midstream Manager, LLC, approved the EnLink Midstream, LLC 2014 Long-Term Incentive Plan (the “Company Plan”). The Company Plan provides for the issuance of 11,000,000 awards.
On March 7, 2014, effective as of the closing of the business combination, ENLC (i) assumed the Crosstex Energy, Inc. 2009 Long-Term Incentive Plan (the “2009 Plan”) and all awards thereunder outstanding following the business combination and (ii) amended and restated the 2009 Plan to reflect the conversion of the awards under the 2009 Plan relating to EMI’s common stock to awards in respect of common units of ENLC.
ENLC’s restricted incentive units are valued at their fair value at the date of grant which is equal to the market value of the common units on such date. A summary of the restricted incentive unit activities for the year ended December 31, 2014 is provided below:

EnLink Midstream, LLC Restricted Incentive Units:	Number of Units	Weighted Average Grant-Date Fair Value
Non-vested, beginning of period	—	$—
Assumed in business combination	435,674	37.60
Granted	678,347	36.71
Vested*	(78,133)	37.64
Forfeited	(49,416)	36.75
Non-vested, end of period	986,472	$37.03
Aggregate intrinsic value, end of period (in millions)	$35.1
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* Vested shares include 31,093 units withheld for payroll taxes paid on behalf of employees.
Restricted incentive units assumed in the business combination were valued as of March 7, 2014, will vest at the end of two years. These units are included in restricted incentive units outstanding and the current unit-based compensation cost calculations as of December 31, 2014. ENLC issued restricted incentive units in 2014 to officers and other employees. These restricted incentive units typically vest at the end of three years and are included in restricted incentive units outstanding.
A summary of the restricted units' aggregate intrinsic value (market value at vesting date) and fair value of units vested (market value at date of grant) during the years ended December 31, 2014 is provided below (in millions):

Year Ended December 31,
EnLink Midstream LLC Restricted Incentive Units:	2014
Aggregate intrinsic value of units vested	$3.1
Fair value of units vested	$2.9

As of December 31, 2014, there was $20.5 million of unrecognized compensation costs related to ENLC non-vested restricted incentive units for directors, officers and employees. The cost is expected to be recognized over a weighted average period of 1.9 years.
(e) Benefit Plan
The Partnership sponsors a single employer 401(k) plan whereby it matches 100% of up to 6% of an employee’s contribution. Contributions of $5.5 million were made to the plan for the year ended December 31, 2014.